Derivative Financial Instruments - Summary of Derivatives (Parenthetical) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Derivative Financial Instruments [Abstract]
Net assets, derivatives - in respect of net debt	£ 91	£ 346